SELECTED STATEMENTS OF INCOME DATA (Schedule of Financial Income and Other, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement Related Disclosures [Abstract]
Interest and amortization/accretion of premium/discount on marketable securities, net	$ 7,521	$ 2,537	$ 5,607
Exchange rates differences		241	3,961
Realized gain on marketable securities			3,388
Interest	3,778	1,149	953
Financial income	11,299	3,927	13,909
Interest	(11,204)	(9,580)	(1,861)
Debt issuance costs, amortization	(1,813)	(6,943)	(338)
Exchangeable Senior Notes amortization of discount	(6,855)	(6,278)
Exchange rates differences	(430)
Other	(1,936)	(1,518)	(925)
Financial expense	(22,238)	(24,319)	(3,124)
Other expenses, net	38	(19)	(480)
Financial income and other, net	$ (10,901)	$ (20,411)	$ 10,305